INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
Provision for the year	¥ 14,976	¥ 27,176	¥ 26,668
Adjustment of prior years	(467)	(719)	(72)
Deferred taxation (Note 25)	3,385	(6,244)	(10,317)
Actual income tax expense	¥ 17,894	¥ 20,213	¥ 16,279